Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	13 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 28, 2023
C000243161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,625	$ 11,625	$ 10,907	$ 10,721	$ 9,895	$ 10,285	$ 10,000
Average Annual Return, Percent	13.02%	14.81%
C000243161 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.40%	15.14%
C000243162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,565	$ 11,565	10,694	10,499	9,621	10,316	10,000
Average Annual Return, Percent	12.10%	14.26%
C000243162 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	12.28%	14.38%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,821	$ 12,821	$ 11,650	$ 11,171	$ 9,630	$ 10,496	$ 10,000
Average Annual Return, Percent	22.15%	25.63%